Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Retail Class
Shareholder Report [Line Items]
Fund Name	Ramirez Government Money Market Fund
Class Name	Retail Class
Trading Symbol	RMZXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ramirez Government Money Market Fund for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ramirezam.com/Funds. You can also request this information by contacting us at 1-888-472-3102.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-472-3102
Additional Information Website	https://www.ramirezam.com/Funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$20[1]	0.42%
[1]
Expenses Paid, Amount	$ 20	[1]
Expense Ratio, Percent	0.42%
Updated Performance Information Location [Text Block]	Visit https://www.ramirezam.com/Funds for more recent performance information.
Net Assets	$ 298,683,645
Holdings Count | $ / shares	15
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$298,683,645
Number of Holdings	15
Weighted Average Maturity	25.23 days
Weighted Average Life	95.84 days

Holdings [Text Block]
Updated Prospectus Web Address	https://www.ramirezam.com/Funds
Institutional Class
Shareholder Report [Line Items]
Fund Name	Ramirez Government Money Market Fund
Class Name	Institutional Class
Trading Symbol	RAMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ramirez Government Money Market Fund for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ramirezam.com/Funds. You can also request this information by contacting us at 1-888-472-3102.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-472-3102
Additional Information Website	https://www.ramirezam.com/Funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$9[1]	0.17%
[2]
Expenses Paid, Amount	$ 9	[2]
Expense Ratio, Percent	0.17%
Updated Performance Information Location [Text Block]	Visit https://www.ramirezam.com/Funds for more recent performance information.
Net Assets	$ 298,683,645
Holdings Count | $ / shares	15
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$298,683,645
Number of Holdings	15
Weighted Average Maturity	25.23 days
Weighted Average Life	95.84 days

Holdings [Text Block]
Updated Prospectus Web Address	https://www.ramirezam.com/Funds

[1]
1	Expense Ratio is annualized.

[2]
1	Expense Ratio is annualized.